License Agreement	12 Months Ended
Dec. 31, 2022
License Agreements [Abstract]
License Agreements
Note 8. License Agreements
Stanford License Agreements
In March 2016, the Company entered into a license agreement with Stanford University, or the 2016 Stanford Agreement, which was amended in July 2016, October 2016 and January 2021, pursuant to which the Company obtained from Stanford a worldwide, exclusive, sublicensable license under certain patents, rights, or licensed patents and technology related to its engineered Wnt surrogate molecules to make, use, import, offer to sell and sell products that are claimed by the licensed patents or that use or incorporate such technology, or licensed products, for the treatment, diagnosis and prevention of human and veterinary diseases. The Company agreed to pay Stanford (i) nominal annual license maintenance fees which are creditable against earned royalties owed to Stanford for the same year, (ii) an aggregate of up to $0.9 million for the achievement of specified development and regulatory milestones, and (iii) an aggregate of up to $5.0 million for achievement of specified sales milestones. Stanford is also entitled to receive royalties from the Company equal to a very low single digit percentage of the Company’s and its sublicensees’ net sales of licensed products that are covered by a valid claim of a licensed patent. Additionally, the Company agreed to pay Stanford a sub-teen double digit percentage of certain consideration the Company receives as a result of granting sublicenses to the licensed patents. However, the Company and Stanford may be able to negotiate a lower non-royalty sublicense percentage based on then-current value of the licensed patents for each sublicense product. If the Company is acquired, it agreed to pay a one-time change of control fee in the low six figures. Stanford retains the right under the 2016 Stanford Agreement, on behalf of itself, Stanford Hospital and Clinics, the University of Washington and all other non-profit research institutions, to practice the licensed patents and technology for any non-profit purpose. The licensed patents and technology are additionally subject to a non-exclusive, irrevocable, worldwide license held by the Howard Hughes Medical Institute to practice the licensed patents and technology for its research purposes, but with no right to assign or sublicense.
In June 2018, the Company entered into another license agreement with Stanford, or the 2018 Stanford Agreement, pursuant to which the Company obtained from Stanford a worldwide, exclusive, sublicensable license under certain patent rights related to its surrogate
R-spondin
proteins, or the licensed patents, to make, use, import, offer to sell and sell products that are claimed by the licensed patents, or licensed products, for the treatment, diagnosis and prevention of human and veterinary diseases, or the exclusive field. Additionally, Stanford granted the Company a worldwide, non-exclusive,
sublicensable license under the licensed patents to make and use licensed products for research and development purposes in furtherance of the exclusive field and a worldwide, non-exclusive
license to make, use and import, but not to offer to sell or sell licensed products in any other field of use. The Company agreed to pay Stanford an aggregate of up to $
0.4
 million for the achievement of specified development and regulatory milestones. Stanford is also entitled to receive royalties from the Company equal to a sub-single
digit percentage of the Company’s and its sublicensees’ net sales of licensed products. Additionally, Stanford is entitled to receive a one-time
payment in the low six figures for each sublicense of the licensed patents that the Company grants to a third party and, if the Company is acquired, a one-time
nominal change of control fee.
For the year ended December 31, 2022, the Company incurred research and development expenses of approximately $0.2 million under the Stanford Agreements, pertaining to the sublicense fee in connection with the upfront payment received from BI. For the year ended December 31, 2021, the Company incurred research and development expenses of approximately $0.1 million under the Stanford Agreements. No milestones have been achieved as of December 31, 2022.
UCSF License and Option Agreements
In September and October 2016, the Company entered into two separate license and option agreements with The Regents of the University of California, or the UCSF Agreements, pursuant to which the Company obtained exclusive licenses from UCSF for internal research and antibody discovery purposes and an option to negotiate with UCSF to obtain an exclusive license under UCSF’s rights in the applicable library to make, use, sell, offer for sale and import products incorporating antibodies identified or resulting from the Company’s use of such library, or licensed products.
In January 2020, the Company amended and restated the UCSF Agreements to provide non-exclusive
licenses to make and use a certain human Fab naïve phage display library and to make and use a certain phage display llama VHH single domain antibody library for internal research and antibody discovery purposes and an option to negotiate with UCSF to obtain a
non-exclusive
commercial license under UCSF’s rights in the applicable library to make, use, sell, offer for sale and import products incorporating antibodies identified or resulting from the Company’s use of such library, or licensed products.
In March 2022, the Company exercised the option under the UCSF Agreements and entered into a non-exclusive
commercial license agreement to make and use licensed products derived from the phage display llama VHH single domain antibody library. Under the commercial license agreement, the Company paid UCSF a nominal license issue fee and agreed to pay a nominal annual license maintenance fee, five- to six-digit
payments per licensed product upon achievement of a regulatory milestone, nominal minimum annual royalties and earned royalties equal to a sub-single
digit percentage of the Company’s and the Company’s sublicensees’ net sales of licensed products.
For the year ended December 31, 2022, the Company incurred research and development expenses of $0.1 million under the UCSF Agreements as a result of the CLA. For the year ended December 31, 2021, the Company incurred research and development expenses of $50,000 under the UCSF Agreements. No milestones have been achieved as of December 31, 2022.
Distributed Bio Subscription Agreement
In September 2016, the Company entered into, and in January 2019 the Company amended, an antibody library subscription agreement with Charles River Laboratories International, Inc., formerly known as Distributed Bio, or the Distributed Bio Agreement, in which the Company obtained from Distributed Bio a non-exclusive
license to use Distributed Bio’s antibody library to identify antibodies directed to an unlimited number of the Company’s proprietary targets and to make, use, sell, offer for sale, import and exploit products incorporating the antibodies that the Company identifies, or licensed products. In consideration for the rights granted to the Company under the Distributed Bio Agreement, the Company paid Distributed Bio a nominal upfront fee and an additional nominal fee upon entering into the amendment. The Company agreed to pay Distributed Bio an annual fee in the low six figures after the first three years. Additionally, the Company agreed to pay Distributed Bio an aggregate of $5.9 million for each licensed product that achieves specified development, regulatory and commercial milestones and royalties equal to a very low single digit percentage of the Company’s and its sublicensees’ net sales of licensed products. The Company’s obligation to pay royalties will end for each licensed product ten years after its first commercial sale.
For the years ended December 31, 2022 and 2021, the Company incurred research and development expenses of $0.2 million and $0.3 million under the Distributed Bio Agreement, including the milestone payment of $0.1 million and $50,000, respectively, as the Company achieved milestones with regard to the Phase 1 clinical trial for
SZN-1326.